Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities (Detail) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Successor [Member]
Rebates, credits and discounts due to customers	$ 13.8	$ 10.3
Taxes payable	9.4	8.7
Insurance	7.9	9.2
Bonuses and profit sharing	5.6	5.7
Vacation pay	4.3	4.4
Salaries and wages	3.2	2.6
Professional fees	1.5	3.2
Accrued litigation	1.5	0.2
Restructuring reserves	1.4	2.2	1.0
Other	10.1	9.8
Accrued expenses and other current liabilities, total	$ 58.7	$ 56.3